Capital Appreciation Fund Investment Strategy - Capital Appreciation Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund invests in equity securities of large-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 1000® Growth Index (the “Index”). As of July 31, 2025, the median stock by market capitalization in the Index was approximately $24.31 billion and the largest stock by market capitalization was $4.34 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough. The Fund invests substantially in securities of U.S. issuers. The Fund generally invests in common stocks. From time to time, the Fund may have significant investments in particular sectors, including the information technology sector. In pursuit of the Fund’s objective, the subadviser employs fundamental and quantitative analysis with risk management analysis in identifying investment opportunities and constructing the Fund’s portfolio. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.